Stockholders' Equity Note Disclosure	12 Months Ended
Aug. 31, 2015
Notes
Stockholders' Equity Note Disclosure

Note 11 – Capital Stock

The Company went public on 7/25/ 2010.  Its Common Stock is traded on the open market under the symbol OTCQB: SENY.

On December 1, 2011, the Company issued 24,000 units of securities to an investor at $0.25 per unit for $6,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.60 each, expiring July 31, 2014.

On July 31, 3012, the Company issued 808,000 units of securities at $0.25 per unit for $202,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring July 31, 2014.

On September 18, 2012, the Company issued 200,000 units of securities at $0.25 per unit for $50,000 cash pursuant to a private placement agreement. Each unit consisted on one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant with an exercise price of $0.50 each, expiring March 31, 2014.

On October 10, 2012, the Company entered into a private placement agreement that involved issuing 200,000 units of securities at $0.25 per unit for a total amount of $50,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrant expiring March 31, 2014, with an exercise price of $0.50 each.

On June 4, 2013, the Company entered into a private placement agreement that involved issuing 400,000 units of securities at $0.25 per unit for $100,000 cash pursuant to a private placement agreement. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and two (2) common stock purchase warrants for a total of 800,000 warrants with an exercise price of $0.40 each, these expired July 31, 2015.

On September 16, 2013, the Company issued 110,375 shares of common stock for $10,000 at $0.0906 per share pursuant to a convertible note.

On October 1, 2013, the Company issued 200,000 shares of common stock for $13,600 at $0.06800 per share pursuant to a convertible note.

On October 9, 2013, the Company issued 500,000 shares of common stock for $28,000 at $0.0560 per share pursuant to a convertible note.

On October 16, 2013, the Company issued 555,720 shares of common stock for $74,915 at $0.16870 per share pursuant to an Equity Purchase Agreement to repay loan, interest and fees.

On November 6, 2013, the Company issued 250,000 shares of common stock for $26,355 at $0.1056 per share pursuant to an Equity Purchase Agreement.

On November 11, 2013, the Company issued 300,000 shares of common stock for $30,819 at $0.10288 per share pursuant to an Equity Purchase Agreement.

On November 14, 2013, the Company issued 300,000 shares of common stock for $20,160 at $0.0672 per share pursuant to a convertible note.

On November 18, 2013, the Company issued 300,000 shares of common stock for $32,091 at $0.1071 per share pursuant to an Equity Purchase Agreement.

On December 2, 2013, the Company issued 290,000 shares of common stock for $19,314 at $0.06660 per share pursuant to a convertible note.

On December 2, 2013, the Company issued 300,000 shares of common stock for $29,619 at $0.09888 per share pursuant to an Equity Purchase Agreement.

On December 9, 2013, the Company issued 300,000 shares of common stock for $28,707 at $0.09584 per share pursuant to an Equity Purchase Agreement.

On January 6, 2014, the Company issued 300,000 shares of common stock for $18,180 at $0.06060 per share pursuant to a convertible note.

On January 9, 2014, the Company issued 332,742 shares of common stock for $29,955 at $0.0902 per share pursuant to an Equity Purchase Agreement.

On January 21, 2014, the Company issued 349,097 shares of common stock for $29,955 at $0.0857 per share pursuant to an Equity Purchase Agreement.

On January 29, 2014, the Company issued 310,000 shares of common stock for $15,066 at $0.0486 per share pursuant to a convertible note.

On February 14, 2014, the Company issued 500,741 shares of common stock for $24,336 at $0.0486 per share pursuant to a convertible note.

On March 3, 2014, the Company issued 330,235 shares of common stock for $26,980 at $0.08176 per share pursuant to an Equity Purchase Agreement.

On March 28, 2014, the Company issued 577,741 shares of common stock for $49,980 at $0.0900 per share pursuant to an Equity Purchase Agreement.

On April 1, 2014, the Company issued 371,645 shares of common stock for $34,980 at $0.0942 per share pursuant to an Equity Purchase Agreement.

On April 9, 2014, the Company issued 400,000 shares of common stock for $37,996 at $0.0950 per share pursuant to an Equity Purchase Agreement.

On April 15, 2014, the Company issued 352,936 shares of common stock for $34,954 at $0.0992 per share pursuant to an Equity Purchase Agreement.

On April 24, 2014, the Company issued 320,000 shares of common stock for $32,277 at $0.1010 per share pursuant to an Equity Purchase Agreement.

On May 7, 2014, the Company issued 310,000 shares of common stock for $27,280 at $0.0880 per share pursuant to an Equity Purchase Agreement.

On May 23, 2014, the Company issued 310,000 shares of common stock for $25,567 at $0.0826 per share pursuant to an Equity Purchase Agreement.

On June 9, 2014, the Company issued 300,000 shares of common stock for $20,229 at $0.06758 per share pursuant to an Equity Purchase Agreement.

On June 23, 2014, the Company issued 323,950 shares of common stock for $19,956 at $0.06174 per share pursuant to an Equity Purchase Agreement.

On May 30, 2014, the Company issued 500,000 shares of common stock for $0.05 per share for consulting services of $25,000.

On July 7, 2014, the Company entered into a private placement agreement that involved issuing 5,000,000 units of securities at $0.05 per unit for a total amount of cash of $250,000. Each unit consisted of one (1) share of common stock, par value $0.0001 per share and one (1) common stock purchase warrants for a total of 5,000,000 warrants with an exercise price of $0.30 each expiring January 31, 2016.

On January 7, 2015, the Company issued 698,324 shares of common stock for $30,000 at $0.04296 per share pursuant to a convertible note.

On January 29, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

On February 11, 2015, the Company issued 714,286 shares of common stock for $30,000 at $0.042 per share pursuant to a convertible note.

On February 24, 2015, the Company issued 476,190 shares of common stock for $20,000 at $0.042 per share pursuant to a convertible note.

On March 5, 2015, the Company authorized 636,132 shares of common stock at $0.0393 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On March 19, 2015, the Company authorized 694,444 shares of common stock at $0.036 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On April 13, 2015, the Company authorized 816,993 shares of common stock at $0.0306 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On April 28, 2015, the Company authorized 989,861 shares of common stock to be issued for $35,635 at $0.03600 per share pursuant to an Equity Purchase Agreement.

On May 1, 2015, the Company authorized 4.4 million shares of common stock at $0.059 per share to be issued for services rendered.

On May 4, 2015, the Company authorized 868,056 shares of common stock at $0.228 to be issued in exchange for cancellation of $25,000 of the convertible loan.

On May 5, 2015, the Company authorized 1,704,282 shares of common stock to be issued for $58,900 at $0.03456 per share pursuant to an Equity Purchase Agreement.

On May 18, 2015, the Company authorized 1,828,704 shares of common stock to be issued for $59,250 at $0.03240 per share pursuant to an Equity Purchase Agreement.

On May 20, 2015, the Company authorized 905,797 shares of common stock at $0.0276 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On May 26, 2015, the Company entered into a consulting agreement wherein 500,000 shares were due and payable.

On June 5, 2015, the Company authorized 1,798,611 shares of common stock to be issued for $54,390 at $0.03456 per share pursuant to an Equity Purchase Agreement.

On June 9, 2015, the Company authorized 500,000 shares of common stock at $0.05 per share to be issued pursuant to the consulting agreement of May 26, 2015.

On June 10, 2015, the Company authorized 922,063 shares of common stock at $0.0252 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On June 23, 2015, the Company authorized 2,009,646 shares of common stock to be issued for $58,900 at $0.022392 per share pursuant to an Equity Purchase Agreement.

On July 1, 2015, the Company authorized 1,402,918 shares of common stock at $0.01782 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On July 6, 2015, the Company authorized 2,020,202 shares of common stock to be issued for $40,000 at $0.01980 per share pursuant to an Equity Purchase Agreement.

On July 20, 2015, the Company authorized 3,102,500 shares of common stock to be issued for $55,845 at $0.01800 per share pursuant to an Equity Purchase Agreement.

On July 23, 2015, the Company authorized 1,543,210 shares of common stock at $0.0270 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On July 28, 2015, the Company authorized 12,777,778 shares of common stock to be issued for $50,000 at $0.01800 per share pursuant to an Equity Purchase Agreement.

On July 28, 2015, the Company authorized 12,777,778 shares of common stock to be issued for $50,000 at $0.01800 per share pursuant to an Equity Purchase Agreement.

On August 7, 2015, the Company authorized 1,640,420 shares of common stock at $0.01524 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

On August 7, 2015, the Company authorized 1,666,667 shares of common stock at $0.015 per share to be issued in exchange for cancellation of $25,000 of the convertible loan.

For the year ended August 31, 2014, the Company recognized two equity transactions in warrants which had a total Black-Scholes values of $27,449.

The Company has not recognized any equity transactions in warrants for the year ended August 31, 2015.